SHARE-BASED COMPENSATION (Outstanding Non-Treasury RSUs) (Details) - Non-Treasury RSUs	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Jan. 01, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	2,089,000	1,946,000
Granted, net of granted for performance and dividends declared (in shares) | shares	845,000	672,000
Granted for performance (in shares) | shares	493,000
Granted for dividends declared (in shares) | shares	53,000	47,000
Settled - common shares (in shares) | shares	(810,000)	(229,000)
Settled - payment of withholding taxes (in shares) | shares	(524,000)	(146,000)
Forfeited (in shares) | shares	(630,000)	(201,000)
Number, outstanding, end of fiscal year (in shares) | shares	1,516,000	2,089,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 31.63	$ 29.50
Granted (in dollars per share) | $	32.12	38.28
Granted for performance (in dollars per share) | $	27.36
Granted for dividends declared (in dollars per share) | $	31.09	30.79
Settled - common shares (in dollars per share) | $	27.08	30.69
Settled - payment of withholding taxes (in dollars per share) | $	27.65	31.30
Forfeited (in dollars per shares) | $	34.12	34.40
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 33.26	$ 31.63